Other financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current
Equity investments	$ 5,979	$ 3,160
Non-current financial assets	67,069	6,924
Current
Current financial assets	88,026	66,697
Assets at fair value through profit and loss
Non-current
Equity investments	3,690	3,160
Other	2,289	0
Current
Corporate Bonds	729	7,913
Mutual funds	3,515	4,458
Government securities	434	313
Other	206	108
Current financial assets	4,884	12,792
Assets at amortized cost
Non-current
Related parties	6,545	2,954
Corporate Bonds	53,735	0
Other	810	810
Non-current financial assets	61,090	3,764
Current
Corporate Bonds	4,959	0
Related parties	24,890	0
Time Deposits	43,159	39,078
Treasury bills	9,658	1,956
Other	476	12,871
Current financial assets	$ 83,142	$ 53,905